SECURITIES AND EXCHANGE COMMISSION

                             Washington, D. C. 20549
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     /  /
                                                                            ---



         Pre-Effective Amendment No.                                       /   /
                                      -------                               ---
         Post-Effective Amendment No.   51                                   /X/
                                      ------                                  --


                                     and/or



REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        /   /
                                                                        ---

         Amendment No.   52                                             /X/
                       ------                                           --
                                              (Check appropriate box or boxes.)


               AmeriPrime Funds - File Nos. 33-96826 and 811-9096
               --------------------------------------------------
             1793 Kingswood Drive, Suite 200, Southlake, Texas 76092
             -------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (817) 431-2197
                                 --------------
    Kenneth Trumpfheller, 1793 Kingswood Dr., Suite 200, Southlake, TX 76092
    ------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

                                  With copy to:

            Donald S. Mendelsohn, Brown, Cummins & Brown Co., L.P.A. 3500 Carew Tower, 441 Vine Street, Cincinnati, Ohio 45202

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective:



        /X/ immediately upon filing pursuant to paragraph (b) / / on (date) pursuant to paragraph (b) / / 60 days after filing pursuant to paragraph
        (a)(1) / / on (date) pursuant to paragraph (a)(1) / / 75 days after filing pursuant to paragraph (a)(2) / / on (date) pursuant to paragraph
        (a)(2) of Rule 485



If appropriate, check the following box:

         / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                         Carl Domino Equity Income Fund

                                 Investor Class

                                   PROSPECTUS



                                  March 9, 2001



INVESTMENT OBJECTIVE:
Long term growth of
capital together with current income





580 Village Blvd., Suite 225
West Palm Beach, Florida 33409
800-506-9922

      The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS

                                      PAGE



RISK/RETURN SUMMARY........................................


FEES AND EXPENSES OF INVESTING IN THE FUND.................

HOW TO BUY SHARES..........................................

HOW TO REDEEM SHARES.......................................

DETERMINATION OF NET ASSET VALUE...........................

DIVIDENDS, DISTRIBUTIONS AND TAXES.........................

MANAGEMENT OF THE FUND.....................................

FINANCIAL HIGHLIGHTS.......................................



PRIVACY POLICY.............................................


FOR MORE INFORMATION.............................Back Cover

                               RISK/RETURN SUMMARY



Investment Objective

      The investment objective of the Carl Domino Equity Income Fund is to provide long term growth of capital together with current income.

Principal Strategies

      The Fund invests primarily in income producing securities that the Fund's adviser believes are reasonably valued by the market, based on factors such as dividend yield, management experience and a history of increasing earnings record. The adviser will particularly seek to purchase stocks of companies that, in its estimation, are out of favor due to circumstances which the adviser believes are temporary (for example, uncertainty due to anticipated regulatory changes). The adviser seeks to limit investment risk by diversifying the Fund's investments across a broad range of industries and companies, and by investing primarily in companies with market capitalizations of $1 billion or more.

      Under normal circumstances, at least 65% of the total assets of the Fund will be invested in income producing equity securities, primarily dividend-paying common stock. As a result, the adviser expects that the Fund will generate a combination of current income and long term capital appreciation.

     The Fund may sell a stock when its price reaches the adviser's target, or if its price depreciates 30%

from its cost. The Fund will also sell a position if material adverse changes in the company's fundamentals (such as a change in management philosophy or deterioration of the company's balance sheet) become apparent, or if the adviser identifies a stock that it believes offers a better investment opportunity.

Principal Risks of Investing in the Fund

o Management Risk. The strategy used by the Fund's adviser may fail to produce the intended results.

o Company Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund's portfolio. The value of an individual company can be more volatile than the market as a whole.

o Market Risk. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets and could cause the Fund's share price to fall.

o Volatility risk. Common stocks tend to be more volatile than other investment choices. The value of an individual company can be more volatile than the market as a whole. This volatility affects the value of the Fund's shares.

o An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

o The Fund is not a complete investment program. As with any mutual fund investment, the Fund's returns will vary and you could lose money.

Is the Fund right for You?

The Fund may be suitable for:

o Long term investors seeking growth as well as the possibility of income o Investors who can tolerate the greater risks associated with common stock investments

General

      The investment objective of the Fund may be changed without shareholder approval.

      From time to time, the Fund may take temporary defensive positions which are inconsistent with the Fund's principal investment strategies, in attempting to respond to adverse market, economic, political or other conditions. For example, the Fund may hold all or a portion of its assets in money market instruments, securities of other no-load mutual funds or repurchase agreements. If the Fund invests in shares of another mutual fund, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective. The Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

How the Fund has Performed

      The bar chart and performance table below show the variability of the Fund's returns, which is one indicator of the risks of investing in the Fund. The performance table shows how the Fund's average annual total returns compare over time to those of a broad-based securities market index. Of course, the Fund's past performance is not necessarily an indication of its future performance.



                    [PERFORMANCE CHART TO BE INSERTED HERE]

     During the period shown, the highest return for a quarter was [ ]% ([ ] quarter, [ ]); and the lowest return was -[ ] % ([ ] quarter, [ ]).



Average Annual Total Returns:

                                 One Year                   Since Inception*
                                 --------                   ---------------
Carl Domino Equity Income Fund   [     ]%                   [     ]%
S&P 500 Index                    [     ]%                   [     ]%

*December 1, 1995


FEES AND EXPENSES OF INVESTING IN THE FUND

      The tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases .....................NONE
Maximum Deferred Sales Charge (Load)..................................NONE
Redemption Fee........................................................NONE
Exchange Fee..........................................................NONE

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees.......................................................1.50%
Distribution (12b-1) Fees..............................................NONE
Other Expenses .......................................................0.05%
Total Annual Fund Operating Expenses .................................1.55%
Expense Reimbursement1................................................0.05%
Net Expenses (after expense reimbursement) ...........................1.50%

1The Fund's advisor has contractually agreed through February 28, 2002 to reimburse the Fund for the fees and expenses of the disinterested Trustees, but only to the extent necessary to maintain the Fund's total annual operating expenses at 1.50% of average daily net assets.



Example:

      The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example uses the same assumptions as other mutual fund prospectuses: a $10,000 initial investment for the time periods indicated, reinvestment of dividends and distributions, 5% annual total return, constant operating expenses, and sale of all shares at the end of each time period. Although your actual expenses may be different, based on these assumptions your costs will be:

                1 year           3 years           5 years           10 years
                ------           --------          -------           --------


                $[---]           $[---]            $[---]            $[---]


                                HOW TO BUY SHARES

      The minimum initial investment in the Fund is $2,000 and minimum subsequent investments are $100 ($50 for individual retirement accounts ("IRAs")). If your investment is aggregated into an omnibus account established by an investment adviser, broker or other intermediary, the account minimums apply to the omnibus account, not to your individual investment. If you purchase or redeem shares through a broker-dealer or another intermediary, you may be charged a fee by that intermediary.

Initial Purchase

      By Mail - To be in proper form, your initial purchase request must include:

o a completed and signed investment application form (which accompanies this Prospectus); and o a check (subject to the minimum amounts) made payable to the Fund.

      Mail the application and check to:




U.S. Mail:        Carl Domino Equity Income Fund     Overnight:        Carl Domino Equity Income Fund
                  c/o Unified Fund Services, Inc.                      c/o Unified Fund Services, Inc.
                  P.O. Box 6110                                        431 North Pennsylvania Street
                  Indianapolis, Indiana 46206-6110                     Indianapolis, Indiana 46204


      By Wire - You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call Unified Fund Services, Inc. the Fund's transfer agent at 800-506-9922 to set up your account and obtain an account number. You should be prepared at that time to provide the information on the application. Then, provide your bank with the following information for purposes of wiring your investment:


      Firstar Bank, N.A.
      ABA #0420-0001-3
      Attn: Carl Domino Equity Income Fund

      Account Name _________________(write in shareholder name) For the Account # ______________(write in account number) D.D.A.#483889747

      You must mail a signed application to Firstar Bank, N.A, the Fund's custodian, at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, custodian and transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the transfer agent. There is presently no fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

Additional Investments

      You may purchase additional shares of the Fund at any time (subject to minimum investment requirements) by mail, wire, or automatic investment. Each additional mail purchase request must contain:

-your name               -the name of your account(s)
-your account number(s)  -a check made payable to Carl Domino Equity Income Fund


Checks should be sent to the Carl Domino Equity Income Fund at the address listed above. A bank wire should be sent as outlined above.

Automatic Investment Plan

      You may make regular investments in the Fund with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $100 or more from your bank checking account. You may change the amount of your monthly purchase at any time.

Tax Sheltered Retirement Plans

      Since the Fund is oriented to longer-term investments, the Fund may be an appropriate investment medium for tax-sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions (SEPs); 401(k) plans; qualified corporate pension and profit-sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact the Fund's transfer agent for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Please consult with an attorney or tax adviser regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of the Fund from the IRA unless you pay the fees directly to the IRA custodian. Call the Fund's transfer agent about the IRA custodial fees.

Other Purchase Information

      The Fund may limit the amount of purchases and refuse to sell to any person. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Fund.

                              HOW TO REDEEM SHARES

      You may receive redemption payments by check or federal wire transfer. The proceeds may be more or less than the purchase price of your shares, depending on the market value of the Fund's securities at the time of your redemption. Presently there is no charge for wire redemptions; however, the Fund may charge for this service in the future. Any charges for wire redemptions will be deducted from your Fund account by redemption of shares. If you redeem your shares through a broker/dealer or other institution, you may be charged a fee by that institution.

      By Mail - You may redeem any part of your account in the Fund at no charge by mail. Your request should be addressed to:



U.S. Mail:        Carl Domino Equity Income Fund     Overnight:        Carl Domino Equity Income Fund
                  c/o Unified Fund Services, Inc.                      c/o Unified Fund Services, Inc.
                  P.O. Box 6110                                        431 North Pennsylvania Street
                  Indianapolis, Indiana  46206-6110                    Indianapolis, Indiana  46204

     Requests to sell shares are processed at the net asset value next calculated after we receive your order in proper form. To be in proper form, your request for a redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address, and the dollar amount or number of shares you wish to redeem. This request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. The Fund may require that signatures be guaranteed by a bank or member firm of a national securities exchange. Signature guarantees are for the protection of shareholders. At the discretion of the Fund or the Fund's transfer agent, a shareholder, prior to redemption, may be required to furnish additional legal documents to insure proper authorization.

     By Telephone - You may redeem any part of your account in the Fund by calling the Fund's transfer agent at (800) 506-9922. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, the transfer agent and the custodian are not liable for following redemption or exchange instructions communicated by telephone that they reasonably believe to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

      The Fund or the transfer agent may terminate the telephone redemption procedures at any time. During periods of extreme market activity, it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the transfer agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.

      Additional Information - If you are not certain of the requirements for a redemption please call the Fund's transfer agent at 800-506-9922. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing, or under any emergency circumstances (as determined by the Securities and Exchange Commission) the Fund may suspend redemptions or postpone payment dates.

      Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund may require you to redeem all of your shares in the Fund on 30 days' written notice if the value of your shares in the Fund is less than $2,000 due to redemption, or such other minimum amount as the Fund may determine from time to time. An involuntary redemption constitutes a sale. You should consult your tax adviser concerning the tax consequences of involuntary redemptions. You may increase the value of your shares in the Fund to the minimum amount within the 30-day period. Your shares are subject to redemption at any time if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the shareholders of the Fund.

                        DETERMINATION OF NET ASSET VALUE

      The price you pay for your shares is based on the Fund's net asset value per share (NAV). The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Stock Exchange is closed on weekends, most Federal holidays and Good Friday). The NAV is calculated by dividing the value of the Fund's total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding. Requests to purchase and sell shares are processed at the NAV next calculated after we receive your order in proper form.

      The Fund's assets are generally valued at their market value. If market prices are not available, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued by the Fund's adviser at their fair value, according to procedures approved by the Fund's board of trustees.

      Requests to purchase and sell shares are processed at the NAV next calculated after we receive your order in proper form.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

      Dividends and Distributions. The Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders. These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request. The Fund expects that its distributions will consist primarily of capital gains.



      Taxes. In general, selling shares of the Fund and receiving distributions (whether reinvested or taken in cash) are taxable events. Depending on the purchase price and the sale price, you may have a gain or a loss on any shares sold. Any tax liabilities generated by your transactions or by receiving distributions are your responsibility. You may want to avoid making a substantial investment when the Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.



      Early each year, the Fund will mail to you a statement setting forth the federal income tax information for all distributions made during the previous year. If you do not provide your taxpayer identification number, your account will be subject to backup withholding.

      The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities. Because each investor's tax circumstances are unique, please consult with your tax adviser about your investment.

                             MANAGEMENT OF THE FUND



      Northern Trust Investments, Inc., operating through its division, Northern Trust Value Investors ("NT Value"), 580 Village Blvd., Suite 225, West Palm Beach, Florida 33409 serves as investment adviser to the Fund. NT Value provides equity, balanced and fixed income portfolio management services to a select group of corporations, institutions, foundations, trusts and high net worth individuals and, as of January 1, 2001, managed over $1.2 billion in assets. During the fiscal year ended October 31, 2000, the Fund paid Domino LP (the former investment adviser to the Fund now operating as NT Value) a fee equal to 1.50% of its average daily net assets.

     Carl Domino has been primarily responsible for the day-to-day management of the Fund's portfolio since its inception in 1995. A graduate of Florida State University in 1966 with a BS degree in accounting (Cum Laude), he received an MBA from Harvard Business School in 1972 and joined a national money management firm. During his 12 year association with Delaware Investment Advisers he was Chairman of the Investment Strategy Committee for seven years and personally managed over $1 billion. Mr. Domino has been the managing partner of the adviser since its founding in 1987. As of January 1, 2000, Mr. Domino personally manages over $300 million in equity accounts, in addition to overseeing ten investment professionals.

      The adviser pays all of the operating expenses of the Fund (including organizational expenses) except brokerage fees and commissions, taxes, borrowing costs (such as interest and dividend expense of securities sold short), fees and expenses of non-interested person trustees and extraordinary expenses. In this regard, it should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the adviser. The adviser (not the Fund) may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.

                              FINANCIAL HIGHLIGHTS



      The following table is intended to help you better understand the Fund's financial performance since its inception. Certain information reflects financial results for a single Fund share. Total return represents the rate you would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by McCurdy & Associates CPA's, Inc., whose report, along with the Fund's financial statements, are included in the Fund's annual report, which is available upon request.



                                                                                                             Period
                                                                                                              ended

                                           Years ended October 31,                                          October 31,
                                       ------------------------------------------------------------------
                                       ------------------------------------------------------------------
                                              2000             1999            1998             1997          1996 (a)
                                       ----------------- --------------- ---------------- --------------- ----------------


SELECTED PER SHARE DATA
Net asset value, beginning of period      $  16.12           $ 14.68      $ 16.15            $ 12.03        $    10.00
                                             ------           -------      -------            -------        -    -----
Income from investment operations:

  Net investment income                       0.22              0.23         0.21               0.19              0.16
  Net realized and unrealized gain           (0.58)             1.38        (0.60)              4.15              1.87
(loss)
                                          ---------------- --------------- ---------------- --------------- ----------------
Total from investment operations             (0.36)             1.61        (0.39)              4.34              2.03
                                          ---------------- --------------- ---------------- --------------- ----------------
Less distributions:
  From net investment income                 (0.24)            (0.17)       (0.14)             (0.22)             0.00
  From net realized gain                                        0.00        (0.94)              0.00              0.00
                                             (1.49)

                                          -----------------------------------------------------------------------------------
Total distributions                          (1.73)            (0.17)       (1.08)             (0.22)             0.00
                                          -----------------------------------------------------------------------------------
Net asset value, end of period              $14.03         $   16.12      $  14.68          $ 16.15           $  12.03
                                          ===================================================================================
                                          ===================================================================================

TOTAL RETURN                               (1.84)%            11.52%          (3.17)%          36.58%           20.30% (b)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000)            $3,720            $7,679            $7,338         $3,750           $1,122
Ratio of expenses to average net assets      1.50%            1.50%              1.50%          1.50%            1.51% (c)
Ratio of expenses to average net
assets

   before reimbursement                       1.55%           1.52%            1.53%           1.55%            1.73% (c)
Ratio of net investment income to
   average net assets                         1.57%           1.43%            1.37%           1.28%            1.57% (c)
Ratio of net investment income to
   average net assets before reimbursement    1.52%           1.41%            1.33%           1.22%            1.35% (c)
Portfolio turnover rate                      26.10%          69.92%           75.95%          52.49%           62.51% (c)


(a)  December 1, 1995 (commencement of operations) to October 31, 1996
(b)  For periods of less than a full year, the total return is not annualized.
(c)  Annualized

                                 PRIVACY POLICY

      The following is a description of the Fund's policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

o Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and o Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund's custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

                              FOR MORE INFORMATION

      Several additional sources of information are available to you. The Statement of Additional Information (SAI), incorporated into this prospectus by reference, contains detailed information on Fund policies and operations. Annual and semi-annual reports contain management's discussion of market conditions, investment strategies and performance results as of the Fund's latest semi-annual or annual fiscal year end.

      Call the Fund at 800-506-9922 to request free copies of the SAI and the Fund's annual and semi-annual reports, to request other information about the Fund and to make shareholder inquiries.

      You may review and copy information about the Fund (including the SAI and other reports) at the Securities and Exchange Commission (SEC) Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also obtain reports and other information about the Fund on the EDGAR Database on the SEC's Internet site at http.//www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

Investment Company Act #811-9096

20

                         CARL DOMINO EQUITY INCOME FUND

                       STATEMENT OF ADDITIONAL INFORMATION



                                  March 9, 2001

      This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the Investor Class Prospectus of Carl Domino Equity Income Fund dated March 9, 2001. This SAI incorporates by reference the Fund's Annual Report to Shareholders for the fiscal year ended October 31, 2000 ("Annual Report"). A free copy of the Prospectus can be obtained by writing the transfer agent at 431 N. Pennsylvania Street, Indianapolis, IN 46204, or by calling 800-506-9922.



TABLE OF CONTENTS                                                         PAGE

DESCRIPTION OF THE TRUST AND FUND........................................

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS....

INVESTMENT LIMITATIONS...................................................

THE INVESTMENT ADVISER...................................................

TRUSTEES AND OFFICERS....................................................

PORTFOLIO TRANSACTIONS AND BROKERAGE.....................................

DETERMINATION OF SHARE PRICE.............................................

INVESTMENT PERFORMANCE...................................................

CUSTODIAN................................................................



FUND SERVICES............................................................


ACCOUNTANTS..............................................................

DISTRIBUTOR..............................................................

FINANCIAL STATEMENTS.....................................................

DESCRIPTION OF THE TRUST AND FUND



      Carl Domino Equity Income Fund (the "Fund") was organized as a diversified series of AmeriPrime Funds (the "Trust") on August 8, 1995. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated August 8, 1995 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Trustees. The Fund commenced operations on December 1, 1995. The shares of the Fund are designated "Investor Class." No other class of shares is outstanding.



      The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund and the Fund's transfer agent for the account of the shareholder. Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

      Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of the Fund have equal voting rights and liquidation rights. The Declaration of Trust can be amended by the Trustees, except that any amendment that adversely effects the rights of shareholders must be approved by the shareholders affected. Each share of the Fund is subject to redemption at any time if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the Fund's shareholders.



      As of March 6, 2001, the following persons may be deemed to beneficially own or hold of record five percent (5%) or more of the Fund: Carl J. Domino IRA, 108 Toteka Circle, Jupiter, Florida 33458 - 23.06%; Charles Schwab & Co., 101 Montgomery Street, San Francisco, California 94104 - 11.46%; Carl J. Domino, IRA Rollover, 108 Toteka Circle, Jupiter, Florida 33458 - 11.41%; Joint Apprenticeship & Training COM, 1000 Oklawaha Street, West Palm Beach, Florida - 5.86%; and Asbestos Workers Local #48, 374 Maynard Terrace SE, Suite 232, Atlanta, Georgia 30316 - 5.62%.

      As of March 6, 2001, Carl J. Domino may be deemed to control the Fund as a result of his beneficial ownership of the shares of the Fund. As the controlling shareholder, he would control the outcome of any proposal submitted to the shareholders for approval including changes to the Fund's fundamental policies or the terms of the management agreement with the Fund's adviser.

     As of March 6, 2001, the officers and trustees as a group owned less than one percent of the Fund.

     For information concerning the purchase and redemption of shares of the Fund, see "How to Buy Shares" and "How to Redeem Shares" in the Fund's Prospectus. For a description of the methods used to determine the share price and value of the Fund's assets, see "Determination of Net Asset Value" in the Fund's Prospectus and Statement of Additional Information.



ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

      This section contains a discussion of some of the investments the Fund may make and some of the techniques it may use.

      A. Equity Securities. Equity securities include common stock, preferred stock and common stock equivalents (such as convertible preferred stock, rights and warrants). Convertible preferred stock is preferred stock that can be converted into common stock pursuant to its terms. Warrants are options to purchase equity securities at a specified price valid for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. The Fund may invest up to 5% of its net assets at the time of purchase in each of the following: rights, warrants or convertible preferred stocks.


      B. Repurchase Agreements. A repurchase agreement is a short term investment in which the purchaser (i.e., the Fund) acquires ownership of an obligation issued by the U.S. government or by an agency of the U.S. government ("U.S. Government Obligations") (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which the Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value. However, the Fund intends to enter into repurchase agreements only with the custodian, other banks with assets of $1 billion or more and registered securities dealers determined by the adviser to be creditworthy. The adviser monitors the creditworthiness of the banks and securities dealers with which the Fund engages in repurchase transactions, and the Fund will not invest more than 5% of its net assets in repurchase agreements.


      C. Illiquid Securities. The portfolio of the Fund may contain illiquid securities. Illiquid securities generally include securities which cannot be disposed of promptly and in the ordinary course of business without taking a reduced price. Securities may be illiquid due to contractual or legal restrictions on resale or lack of a ready market. The following securities are considered to be illiquid: repurchase agreements maturing in more than seven days, nonpublicly offered securities and restricted securities. The Fund will not invest more than 5% of its net assets in illiquid securities.

      D. Other Investment Companies. The Fund is permitted to invest up to 5% of its net assets in other investment companies at any time. The Fund will not purchase more than 3% of the outstanding voting stock of any investment company. If the Fund acquires securities of another investment company, the shareholders of the Fund will be subject to duplicative management fees.

      E. Foreign Securities. The Fund may invest in foreign equity securities including common stock, preferred stock and common stock equivalents issued by foreign companies and foreign fixed income securities. Foreign fixed income securities include corporate debt obligations issued by foreign companies and debt obligations of foreign governments or international organizations. This category may include floating rate obligations, variable rate obligations, Yankee dollar obligations (U.S. dollar denominated obligations issued by foreign companies and traded on U.S. markets) and Eurodollar obligations (U.S. dollar denominated obligations issued by foreign companies and traded on foreign markets).

      The Fund may invest in foreign equity securities by purchasing of American Depositary Receipts ("ADRs"). ADRs are dollar-denominated receipts that are generally issued in registered form by domestic banks, and represent the deposit with the bank of a security of a foreign issuer. To the extent that the Fund does invest in foreign securities, such investments may be subject to special risks, such as changes in restrictions on foreign currency transactions and rates of exchange, and changes in the administrations or economic and monetary policies of foreign governments. The Fund will not invest more than 5% of its net assets at the time of purchase in foreign securities which are not ADRs.


      Foreign government obligations generally consist of debt securities supported by national, state or provincial governments or similar political units or governmental agencies. Such obligations may or may not be backed by the national government's full faith and credit and general taxing powers. Investments in foreign securities also include obligations issued by international organizations. International organizations include entities designated or supported by governmental entities to promote economic reconstruction or development as well as international banking institutions and related government agencies. Examples are the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank. In addition, investments in foreign securities may include debt securities denominated in multinational currency units of an issuer (including international issuers). An example of a multinational currency unit is the European Currency Unit. A European Currency Unit represents specified amounts of the currencies of certain member states of the European Economic Community, more commonly known as the Common Market.


      Purchases of foreign securities are usually made in foreign currencies and, as a result, the Fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the value of foreign currencies against the U.S. dollar. In addition, there may be less information publicly available about a foreign company then about a U.S. company, and foreign companies are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks associated with investments in foreign securities include changes in restrictions on foreign currency transactions and rates of exchanges, changes in the administrations or economic and monetary policies of foreign governments, the imposition of exchange control regulations, the possibility of expropriation decrees and other adverse foreign governmental action, the imposition of foreign taxes, less liquid markets, less government supervision of exchanges, brokers and issuers, difficulty in enforcing contractual obligations, delays in settlement of securities transactions and greater price volatility. In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.


      F. When Issued Securities and Forward Commitments. The Fund may buy and sell securities on a when-issued or delayed delivery basis, with payment and delivery taking place at a future date, but investment in such securities may not exceed 5% of the Fund's net assets. The price and interest rate that will be received on the securities are each fixed at the time the buyer enters into the commitment. The Fund may enter into such forward commitments if they hold, and maintain until the settlement date in a separate account at the Fund's custodian, cash or U.S. government securities in an amount sufficient to meet the purchase price. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Any change in value could increase fluctuations in the Fund's share price and yield. Although the Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio, the Fund may dispose of a commitment prior to the settlement if the adviser deems it appropriate to do so.


      G. Fixed Income Securities. The Fund may invest in fixed income securities. Fixed income securities include corporate debt securities, U.S. government securities, mortgage-related securities and participation interests in such securities. Fixed income securities are generally considered to be interest rate sensitive, which means that their value will generally decrease when interest rates rise and increase when interest rates fall. Securities with shorter maturities, while offering lower yields, generally provide greater price stability than longer term securities and are less affected by changes in interest rates.



     Corporate debt securities are long and short term debt obligations issued by companies (such as publicly issued and privately placed bonds, notes and commercial paper). The Fund will only invest in corporate debt securities rated A or higher by Standard & Poor's Ratings Group or Moody's Investors Services, Inc.


     U.S. Government Obligations may be backed by the credit of the government as a whole or only by the issuing agency. U.S. Treasury bonds, notes, and bills and some agency securities, such as those issued by the Federal Housing Administration and the Government National Mortgage Association ("GNMA"), are backed by the full faith and credit of the U.S. government as to payment of principal and interest and are the highest quality government securities. Other securities issued by U.S. government agencies or instrumentalities, such as securities issued by the Federal Home Loan Banks and the Federal Home Loan Mortgage Corporation, are supported only by the credit of the agency that issued them, and not by the U.S. government. Securities issued by the Federal Farm Credit System, the Federal Land Banks, and the Federal National Mortgage Association ("FNMA") are supported by the agency's right to borrow money from the U.S. Treasury under certain circumstances, but are not backed by the full faith and credit of the U.S. government.

      Mortgage-related securities include securities representing interests in a pool of mortgages. These securities, including securities issued by FNMA and GNMA, provide investors with payments consisting of both interest and principal as the mortgages in the underlying mortgage pools are repaid. Pools of mortgage loans are assembled for sale to investors (such as the Fund) by various governmental, government-related and private organizations, such as dealers. Unscheduled or early payments on the underlying mortgages may shorten the securities' effective maturities.

      Other types of securities representing interests in a pool of mortgage loans are known as collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs"). CMOs and REMICs are debt instruments collateralized by pools of mortgage loans or other mortgage-backed securities. The average life of securities representing interests in pools of mortgage loans is likely to be substantially less than the original maturity of the mortgage pools as a result of prepayments or foreclosures of such mortgages. Prepayments are passed through to the registered holder with the regular monthly payments of principal and interest, and have the effect of reducing future payments. To the extent the mortgages underlying a security representing an interest in a pool of mortgages are prepaid, a Fund may experience a loss (if the price at which the respective security was acquired by the Fund was at a premium over par, which represents the price at which the security will be redeemed upon prepayment). In addition, prepayments of such securities held by a Fund will reduce the share price of the Fund to the extent the market value of the securities at the time of prepayment exceeds their par value. Furthermore, the prices of mortgage-related securities can be significantly affected by changes in interest rates. Prepayments may occur with greater frequency in periods of declining mortgage rates because, among other reasons, it may be possible for mortgagors to refinance their outstanding mortgages at lower interest rates. In such periods, it is likely that any prepayment proceeds would be reinvested by a Fund at lower rates of return.

     H. Financial Services Industry Obligations. The Fund may invest up to 5% of its net assets in each of the following obligations of the financial services industry:

     (1) Certificate of Deposit. Certificates of deposit are negotiable certificates evidencing the indebtedness of a commercial bank or a savings and loan association to repay funds deposited with it for a definite period of time (usually from fourteen days to one year) at a stated or variable interest rate.

     (2) Time Deposits. Time deposits are non-negotiable deposits maintained in a banking institution or a savings and loan association for a specified period of time at a stated interest rate.

     (3) Bankers' Acceptances. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer, which instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity.

     I. Option Transactions. The Fund may engage in option transactions involving individual securities and market indices, provided the Fund's investment does not exceed 5% of its net assets, including premiums and potential settlement obligations. An option involves either (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option, or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a market index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. Options are sold (written) on securities and market indices. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a market index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter market. Options on securities which the Fund sells (writes) will be covered or secured, which means that it will own the underlying security (for a call option); will segregate with the custodian high quality liquid debt obligations equal to the option exercise price (for a put option); or (for an option on a stock index) will hold a portfolio of securities substantially replicating the movement of the index (or, to the extent it does not hold such a portfolio, will maintain a segregated account with the custodian of high quality liquid debt obligations equal to the market value of the option, marked to market daily). When the Fund writes options, it may be required to maintain a margin account, to pledge the underlying securities or U.S. Government Obligations or to deposit liquid high quality debt obligations in a separate account with the custodian.

      The purchase and writing of options involves certain risks; for example, the possible inability to effect closing transactions at favorable prices and an appreciation limit on the securities set aside for settlement, as well as (in the case of options on a stock index) exposure to an indeterminate liability. The purchase of options limits the Fund's potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in the Fund losing a greater percentage of its investment than if the transaction were effected directly. When the Fund writes a covered call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. When the Fund writes a covered put option, it will receive a premium, but it will assume the risk of loss should the price of the underlying security fall below the exercise price. When the Fund writes a covered put option on a stock index, it will assume the risk that the price of the index will fall below the exercise price, in which case the Fund may be required to enter into a closing transaction at a loss. An analogous risk would apply if the Fund writes a call option on a stock index and the price of the index rises above the exercise price.

      J. STRIPS. The Fund may invest up to 5% of its net assets in STRIPs (Separate Trading of Registered Interest and Principal of Securities). The Federal Reserve creates STRIPS by separating the coupon payments and the principal payment from an outstanding Treasury security and selling them as individual securities. To the extent the Fund purchases the principal portion of the STRIP, the Fund will not receive regular interest payments. Instead they are sold at a deep discount from their face value. The Fund will accrue income on such STRIPS for tax and accounting purposes, in accordance with applicable law, which income is distributable to shareholders. Because no cash is received at the time such income is accrued, the Fund may be required to liquidate other portfolio securities to satisfy its distribution obligations. Because the principal portion of the STRIP does not pay current income, its price can be very volatile when interest rates change. In calculating its dividend, the Fund takes into account as income a portion of the difference between the principal portion of the STRIP's purchase price and its face value.

      K. Loans of Portfolio Securities. The Fund may make short and long term loans of its portfolio securities. Under the lending policy authorized by the Board of Trustees and implemented by the adviser in response to requests of broker-dealers or institutional investors which the adviser deems qualified, the borrower must agree to maintain collateral, in the form of cash or U.S. Government Obligations, with the Fund on a daily mark-to-market basis in an amount at least equal to 100% of the value of the loaned securities. The Fund will continue to receive dividends or interest on the loaned securities and may terminate such loans at any time or reacquire such securities in time to vote on any matter which the Board of Trustees determines to be serious. With respect to loans of securities, there is the risk that the borrower may fail to return the loaned securities or that the borrower may not be able to provide additional collateral.

INVESTMENT LIMITATIONS

      Fundamental. The investment limitations described below have been adopted by the Trust with respect to the Fund and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and the Statement of Additional Information, the term "majority" of the outstanding shares of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").


      1. Borrowing Money. The Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

      2. Senior Securities. The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is (a) consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff and (b) as described in the Prospectus and the Statement of Additional Information.


     3. Underwriting. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

     4. Real Estate. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

     5. Commodities. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

      6. Loans. The Fund will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

     7. Concentration. The Fund will not invest 25% or more of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

     With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

     Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

      Non-Fundamental. The following limitations have been adopted by the Trust with respect to the Fund and are Non-Fundamental (see "Investment Restrictions" above).

      i. Pledging. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

     ii. Borrowing. The Fund will not purchase any security while borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding. The Fund will not enter into reverse repurchase agreements.

      iii. Margin Purchases. The Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

     iv. Short Sales. The Fund will not effect short sales of securities.

     v. Options. The Fund will not purchase or sell puts, calls, options or straddles, except as described in the Prospectus and the Statement of Additional Information.

     vi. Repurchase Agreements. The Fund will not invest more than 5% of its net assets in repurchase agreements.

     vii. Illiquid Investments. The Fund will not invest more than 5% of its net assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.

THE INVESTMENT ADVISER



      Northern Trust Investments, Inc. ("NTI"), operating through its division, Northern Trust Value Investors ("NTVI"), 580 Village Blvd., Suite 225, West Palm Beach, Florida 33409 serves as investment adviser to the Fund (the "Adviser"). On May 1, 2000, NTI acquired substantially all of the assets of Carl Domino Associates, L.P. ("Domino LP"), the Fund's former investment adviser, and converted Domino LP into NTVI.

      Under the terms of the management agreement (the "Agreement"), the Adviser manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as interest and dividend expense on securities sold short), fees and expenses of the non-interested person trustees and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.50% of the average daily net assets of the Fund. For the fiscal years ended October 31, 1998, 1999 and 2000, the Fund paid advisory fees of $85,109, $116,771 and $[ ], respectively.

      The Adviser retains the right to use the names "Northern Trust Quantitative Advisors, Inc.," "Northern Trust" and "Carl Domino" in connection with another investment company or business enterprise with which the Adviser is or may become associated. The Trust's right to use the names "Northern Trust Quantitative Advisors, Inc.," "Northern Trust" and "Carl Domino" automatically ceases thirty days after termination of the Agreement and may be withdrawn by the Adviser on thirty days written notice.

      The Adviser may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. If a bank or other financial institution were prohibited from continuing to perform all or a part of such services, management of the Fund believes that there would be no material impact on the Fund or its shareholders. Banks and other financial institutions may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks and other financial institutions which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.



TRUSTEES AND OFFICERS



         The Board of Trustees supervises the business activities of the Trust. The names of the Trustees and executive officers of the Trust are shown below. Each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, is indicated by an asterisk.



==================================== ================ ======================================================================
Name, Age and Address                Position                        Principal Occupations During Past 5 Years
------------------------------------ ---------------- ----------------------------------------------------------------------
*Kenneth D. Trumpfheller             President,       Managing Director of Unified Fund Services, Inc., the Fund's
1793 Kingswood Drive                 Secretary and    transfer agent, fund accountant and administrator, since October
Suite 200                            Trustee          2000.  President, Treasurer and Secretary of AmeriPrime Financial
Southlake, Texas  76092                               Services, Inc., a fund administrator, (which merged with Unified
Year of Birth:  1958                                  Fund Services, Inc.) from 1994 through October 2000.  President,
                                                      Treasurer and Secretary of
                                                      AmeriPrime       Financial
                                                      Securities,    Inc.,   the
                                                      Fund's  distributor,  from
                                                      1994   through    November
                                                      2000;     President    and
                                                      Trustee   of    AmeriPrime
                                                      Advisors     Trust     and
                                                      AmeriPrime       Insurance
                                                      Trust.

------------------------------------ ---------------- ----------------------------------------------------------------------
*Robert A. Chopyak                   Treasurer        Assistant  Vice-President of Financial  Administration of Unified Fund
1793 Kingswood Drive                 and Chief        Services,  Inc.,  the  Fund's  transfer  agent,  fund  accountant  and
Suite 200                            Financial        administrator,  since August  2000.  Manager of  AmeriPrime  Financial
Southlake, Texas  76092              Officer          Services,  Inc.  from  February  2000 to August  2000.  Self-employed,
Year of Birth:  1968                                  performing Y2K testing,  January 1999 to January 2000.  Vice President of Fund  Accounting,  American  Data  Services,  Inc.,  a mutual  fund services company, October 1992 to December 1998.
------------------------------------ ---------------- ----------------------------------------------------------------------
Steve L. Cobb                        Trustee          President  of  Chandler  Engineering  Company,  L.L.C.,  oil  and  gas
2001 N. Indianwood Avenue                             services  company;  various  positions with Carbo Ceramics,  Inc., oil
Broken Arrow, OK  74012                               field  manufacturing/supply  company, from 1984 to 1997, most recently
Year of Birth:  1957                                  Vice President of Marketing.
------------------------------------ ---------------- ----------------------------------------------------------------------
Gary E.  Hippenstiel  Trustee  Director,  Vice  President  and Chief  Investment
Officer of Legacy 600 Jefferson  Street Trust Company since 1992;  President and
Director of Heritage Trust Suite 350 Company from 1994-1996;  Vice President and
Manager of  Investments  of Houston,  TX 77002 Kanaly Trust Company from 1988 to
1992.

Year of Birth:  1947
==================================== ================ ======================================================================


      The compensation paid to the Trustees of the Trust for the Fund's fiscal year ended October 31, 2000 is set forth in the following table. Trustee fees are Trust expenses and each series of the Trust pays a portion of the Trustee fees.



====================================== ========================== =======================================
Name                                   Aggregate                  Total Compensation
                                       Compensation               from Trust (the Trust is
                                       from Trust                 not in a Fund Complex)
-------------------------------------- -------------------------- ---------------------------------------
Kenneth D. Trumpfheller                             0                               0
-------------------------------------- -------------------------- ---------------------------------------
Steve L. Cobb                                   $[     ]                        $[     ]
-------------------------------------- -------------------------- ---------------------------------------
Gary E. Hippenstiel                             $[     ]                        $[     ]
====================================== ========================== =======================================


PORTFOLIO TRANSACTIONS AND BROKERAGE

      Subject to policies established by the Board of Trustees of the Trust, the Adviser is responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. In placing portfolio transactions, the Adviser seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its obligation of seeking best qualitative execution, the Adviser may give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute portfolio transactions.


      The Adviser is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Adviser exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Adviser's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.



      Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Adviser in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Adviser in connection with its services to the Fund. Although research services and other information are useful to the Fund and the Adviser, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Adviser that the review and study of the research and other information will not reduce the overall cost to the Adviser of performing its duties to the Fund under the Agreement. Due to research services provided by brokers, the Fund directed to brokers $4,010,248 of brokerage transactions (on which commissions were $8,589) during the fiscal year ended October 31, 2000.



     Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.



      To the extent that the Trust and another of the Adviser's clients seek to acquire the same security at about the same time, the Trust may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Trust may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Trust. In the event that more than one client wants to purchase or sell the same security on a given date, the purchases and sales will normally be made by random client selection. For the fiscal years ended October 31, 1998, 1999 and 2000, the Fund paid brokerage commissions of $15,264, $17,492 and $[ ], respectively.

      The Trust, the Adviser and the Fund's distributor have each adopted a Code of Ethics (the "Code") under Rule 17j-1 of the Investment Company Act of 1940. The personnel subject to the Codes are permitted to invest in securities, including securities that may be purchased or held by the Fund. You may obtain copies of the Codes from the Securities and Exchange Commission.



DETERMINATION OF SHARE PRICE


      The price (net asset value) of the shares of the Fund is determined as of 4:00 p.m., Eastern time on each day the Trust is open for business and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. For a description of the methods used to determine the net asset value (share price), see "Share Price Calculation" in the Prospectus.


      Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

      Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Fund's adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.



INVESTMENT PERFORMANCE

     The Fund may periodically advertise "average annual total return." "Average annual total return," as defined by the SEC, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                         P(1+T)n=ERV

Where:            P        =        a hypothetical $1,000 initial investment
                  T        =        average annual total return
                  n        =        number of years
                  ERV      =        ending  redeemable value at the end of the
                                    applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

The computation assumes that all dividends and distributions are reinvested at the net asset value on the reinvestment dates and that a complete redemption occurs at the end of the applicable period.



      The Fund's investment performance will vary depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing the Fund's performance to those of other investment companies or investment vehicles. The risks associated with the Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue. For the period November 6, 1995 (commencement of operations) to October 31, 2000, and for the fiscal year ended October 31, 2000, the Fund's average annual total returns were [ ] % and [ ]%, respectively.


      From time to time, in advertisements, sales literature and information furnished to present or prospective shareholders, the performance of the Fund may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Fund or considered to be representative of the stock market in general. The Fund may use the Standard & Poor's 500 Stock Index or the Dow Jones Industrial Average.

      In addition, the performance of the Fund may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of the Fund. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.


CUSTODIAN


      Firstar, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, is custodian of the Fund's investments. The custodian acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.


FUND SERVICES

      Unified Fund Services, Inc. ("Unified"), 431 North Pennsylvania Street, Indianapolis, Indiana 46204, acts as the Fund's transfer agent. A Trustee and the officers of the Trust are members of management and/or employees of Unified. Unified maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. Unified receives a monthly fee from the Adviser of $1.20 per shareholder (subject to a minimum monthly fee of $900 per Fund) for these transfer agency services.

      In addition, Unified provides the Fund with fund accounting services, which includes certain monthly reports, record-keeping and other management-related services. For its services as fund accountant, Unified receives an annual fee from the Adviser equal to 0.0275% of the Fund's assets up to $100 million, 0.0250% of the Fund's assets from $100 million to $300 million, and 0.0200% of the Fund's assets over $300 million (subject to various monthly minimum fees, the maximum being $2,000 per month for assets of $20 to $100 million). Unified began providing fund accounting services to the Fund on November 1, 1998. For the fiscal years ended October 31, 1999 and 2000, Unified received $13,711 and $[ ], respectively, from the Adviser on behalf of the Fund for these accounting services.

      Unified also provides the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. Unified receives a monthly fee from the Adviser equal to an annual rate of 0.10% of the Fund's assets under $50 million, 0.075% of the Fund's assets from $50 million to $100 million, and 0.050% of the Fund's assets over $100 million (subject to a minimum fee of $2,500 per month). For the fiscal years ended October 31, 1998, 1999 and 2000, Unified received $30,000, $30,000 and $[ ], respectively, from the Adviser on behalf of the Fund for these administrative services (prior to October 12, 2000, these fees were paid to AmeriPrime Financial Services, Inc. which merged with Unified on that date).



ACCOUNTANTS



      The firm of McCurdy & Associates CPA's, Inc., 27955 Clemens Road, Westlake, Ohio 44145 has been selected as independent public accountants for the Fund for the fiscal year ending October 31, 2001. McCurdy & Associates performs an annual audit of the Fund's financial statements and provides financial, tax and accounting consulting services as requested.



DISTRIBUTOR



       Unified Financial Securities, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204 (the "Distributor"), is the exclusive agent for distribution of shares of the Fund. Kenneth D. Trumpfheller, a Trustee and officer of the Trust, is a registered principal of, and may be deemed to be an affiliate of, the Distributor. The Distributor is obligated to sell the shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis. The Distributor and Unified are controlled by Unified Financial Services, Inc.



FINANCIAL STATEMENTS



      The financial statements and independent auditors' report required to be included in the Statement of Additional Information are incorporated herein by reference to the Trust's Annual Report to Shareholders for the fiscal year ended October 31, 2000. The Trust will provide the Annual Report without charge by calling the Fund at 800-506-9922.

AmeriPrime Funds

PART C.  OTHER INFORMATION

Item 23.  Exhibits

(a)  Articles of Incorporation.

(i) Copy of Registrant'sff Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

(ii) Copy of Amendment No. 1 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

(iii) Copy of Amendment No. 2 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 1, is hereby incorporated by reference.

(iv) Copy of Amendment No. 3 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4, is hereby incorporated by reference.

(v) Copy of Amendment No. 4 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4, is hereby incorporated by reference.

(vi) Copy of Amendment No. 5 and Amendment No. 6 to Registrant's Declaration of Trust, which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 8, are hereby incorporated by reference.

(viii) Copy of Amendment No. 7 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

(ix) Copy of Amendment No. 8 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 12, is hereby incorporated by reference.

(x) Copy of Amendment No. 9 to Registrant's Declaration of Trust which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 15, is hereby incorporated by reference.

(xi) Copy of Amendment No. 10 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 16, is hereby incorporated by reference.

(xii) Copy of Amendment No. 11 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 17, is hereby incorporated by reference.

(xiii) Copy of Amendment No. 12 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 23, is hereby incorporated by reference.

(xiv) Copy of Amendment No. 13 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 23, is hereby incorporated by reference.

(xv) Copy of Amendments No. 14-17 to Registrant's Declaration of Trust, which were filed as Exhibits to Registrant's Post-Effective Amendment No. 27, are hereby incorporated by reference.

(xvi) Copy of Amendments No. 18-19 to Registrant's Declaration of Trust, which were filed as Exhibits to Registrant's Post-Effective Amendment No. 30, are hereby incorporated by reference.

(xvii) Copy of Amendment No. 20 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 40, is hereby incorporated by reference.


(xviii) Copy of Amendment No. 21 to Registrant's Declaration of Trust is filed herewith.


(b)  By-Laws.  Copy of  Registrant's  By-Laws,  which was filed as an Exhibit to
Registrant's   Post-Effective  Amendment  No.  11,  is  hereby  incorporated  by reference.

(c) Instruments Defining Rights of Security Holders. None other than in the Declaration of Trust, as amended, and By-Laws of the Registrant.

(d)  Investment Advisory Contracts.


(i) Copy of Registrant's Management Agreement with Northern Trust Quantitative Advisors, Inc., advisor to Carl Domino Equity Income Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 50, is hereby incorporated by reference.


(ii) Copy of Registrant's Management Agreement with Jenswold, King & Associates, advisor to Fountainhead Special Value Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 8, is hereby incorporated by reference.

(iii) Copy of Registrant's  Management Agreement with GLOBALT,  Inc., advisor to
GLOBALT   Growth   Fund,   which  was  filed  as  an  Exhibit  to   Registrant's
Post-Effective Amendment No. 44, is hereby incorporated by reference.

(iv) Copy of Registrant's Management Agreement with IMS Capital Management, Inc., advisor to the IMS Capital Value Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 2, is hereby incorporated by reference.


(v) Copy of Registrant's Management Agreement with CommonWealth Advisors, Inc., advisor to Florida Street Bond Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 50, is hereby incorporated by reference.


(vi) Copy of Registrant's Management Agreement with Corbin & Company, advisor to
Corbin   Small-Cap  Fund,   which  was  filed  as  an  Exhibit  to  Registrant's
Post-Effective Amendment No. 8, is hereby incorporated by reference.

(vii) Copy of Registrant's Management Agreement with Spectrum Advisory Services, Inc., advisor to the Marathon Value Portfolio, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 42, is hereby incorporated by reference.

(viii) Copy of Registrant's Management Agreement with The Jumper Group, Inc., advisor to the Jumper Strategic Advantage Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 23, is hereby incorporated by reference.

(ix) Copy of Registrant's Management Agreement with Appalachian Asset Management, Inc., advisor to the AAM Equity Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 17, is hereby incorporated by reference.

(x) Copy of Registrant's Management Agreement with Martin Capital Advisors, L.L.P., advisor to the Austin Opportunity Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 23, is hereby incorporated by reference.

(xi) Copy of Registrant's Management Agreement with Martin Capital Advisors L.L.P., advisor to the Texas Opportunity Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 44, is hereby incorporated by reference.

(xii) Copy of Registrant's Management Agreement with Martin Capital Advisors L.L.P., advisor to the U.S. Opportunity Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 29, is hereby incorporated by reference.

(xiii) Copy of Registrant's Management Agreement with Gamble, Jones, Morphy & Bent, advisor to the GJMB Growth Fund, which was filed as an Exhibit to
Registrant's   Post-Effective  Amendment  No.  23,  is  hereby  incorporated  by reference.


(xiv) Copy of Registrant's Management Agreement with Northern Trust Quantitative Advisors, Inc., advisor to the Carl Domino Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 50, is hereby incorporated by reference.

(xv) Copy of Registrant's Management Agreement with Northern Trust Quantitative Advisors, Inc., advisor to the Carl Domino Global Equity Income Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 50, is hereby incorporated by reference.


(xvi) Copy of Registrant's Management Agreement with Dobson Capital Management, Inc., advisor to the Dobson Covered Call Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 25, is hereby incorporated by reference.

(xvii) Copy of Registrant's Management Agreement with Auxier Asset Management, LLC, advisor to the Auxier Focus Fund, which was filed as an Exhibit to
Registrant's   Post-Effective  Amendment  No.  31,  is  hereby  incorporated  by reference.

(xviii) Copy of Registrant's Management Agreement with Shepherd Advisory Services, Inc., advisor to the Shepherd Values Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 42, is hereby incorporated by reference.

(xix) Copy of Registrant's Management Agreement with Columbia Partners, L.L.C., Investment Management, advisor to the Columbia Partners Equity Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 31, is hereby incorporated by reference.

(xx) Copy of Registrant's Management Agreement with Cash Management Systems, Inc. ("CMS"), advisor to The Cash Fund, which was filed as an Exhibit to
Registrant's   Post-Effective  Amendment  No.  31,  is  hereby  incorporated  by reference.

(xxi) Copy of Registrant's Management Agreement with Ariston Capital Management Corporation, advisor to the Ariston Convertible Securities Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 27, is hereby incorporated by reference.

(xxii) Copy of Registrant's Management Agreement with Leader Capital Corp., advisor to the Leader Converted Mutual Bank Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 29, is hereby incorporated by reference.

(xxiii) Copy of Registrant's Management Agreement with Shepherd Advisory Services, Inc., advisor to the Shepherd Values Small-Cap Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 31, is hereby incorporated by reference.

(xxiv) Copy of Registrant's Management Agreement with Shepherd Advisory Services, Inc., advisor to the Shepherd Values International Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 31, is hereby incorporated by reference.

(xxv) Copy of Registrant's Management Agreement with Shepherd Advisory Services, Inc., advisor to the Shepherd Values Fixed Income Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 31, is hereby incorporated by reference.

(xxvi) Copy of Sub-Advisory Agreement between Shepherd Advisory Services, Inc. and Templeton Portfolio Advisory, sub-advisor to the Shepherd Values International Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 34, is hereby incorporated by reference.


(xxvii) Copy of Interim Sub-Advisory Agreement between Shepherd Advisory Services, Inc. and Nicholas-Applegate Capital Management, sub-advisor to the Shepherd Values Small-Cap Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 50, is hereby incorporated by reference.


(xxviii) Copy of Sub-Advisory Agreement between Shepherd Advisory Services, Inc. and Potomac Asset Management Company, Inc., sub-advisor to the Shepherd Values Fixed Income Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 34, is hereby incorporated by reference.

(xxix) Copy of Sub-Advisory Agreement between Shepherd Advisory Services, Inc. and Cornerstone Capital Management, Inc., sub-advisor to the Shepherd Values Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 42, is hereby incorporated by reference.

(xxx) Copy of Registrant's Management Agreement with Aegis Asset Management, Inc., advisor to the Westcott Technology Fund (f/k/a the Westcott Nothing But Net Fund), which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 39, is hereby incorporated by reference.

(xxxi) Copy of Registrant's Management Agreement with Aegis Asset Management, Inc., advisor to the Westcott Large-Cap Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 39, is hereby incorporated by reference.

(xxxii) Copy of Registrant's Management Agreement with Aegis Asset Management, Inc., advisor to the Westcott Fixed Income Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 39, is hereby incorporated by reference.

(xxxiii) Copy of Registrant's Management Agreement with Jenswold, King & Associates, advisor to the Fountainhead Kaleidoscope Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 38, is hereby incorporated by reference.

(xxxiv) Copy of Registrant's Management Agreement with Ariston Capital Management Corporation, advisor to the Ariston Internet Convertible Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 45, is hereby incorporated by reference.


(xxxv) Copy of Registrant's Management Agreement with CommonWealth Advisors, Inc., advisor to Florida Street Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 50, is hereby incorporated by reference.


(e)      Underwriting Contracts.


(i)  Copy  of  Registrant's   Underwriting   Agreement  with  Unified  Financial
Securities, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 50, is hereby incorporated by reference.


(f) Bonus or Profit Sharing Contracts.  None.

(g) Custodian Agreements.

(i) Copy of  Registrant's  Agreement  with the  Custodian,  Firstar  Bank,  N.A.
(formerly   Star  Bank),   which  was  filed  as  an  Exhibit  to   Registrant's
Post-Effective Amendment No. 11, is hereby incorporated by reference.

(ii) Copy of Registrant's Appendix B to the Agreement with the Custodian, Firstar Bank, N.A., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 43, is hereby incorporated by reference.

(iii) Copy of Registrant's Agreement with UMB Bank, N.A., Custodian to the Dobson Covered Call Fund and the Florida Street Funds, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 28, is hereby incorporated by reference.

(iv) Copy of Registrant's Agreement with State Street Bank and Trust Company, Custodian to The Cash Fund - to be supplied.

(h) Other Material Contracts.

(i) Copy of Registrant's Administrative Services Agreement with the Administrator, AmeriPrime Financial Services, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

(ii) Copy of Amended Exhibit A to the Administrative Services Agreement - to be supplied.


(iii) Copy of the Master-Feeder Participation Agreement for The Cash Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 50, is hereby incorporated by reference.

(iv) Copy of Sub-Administration  Agreement for The Cash Fund, which was filed as
an  Exhibit  to  Registrant's   Post-Effective   Amendment  No.  50,  is  hereby
incorporated by reference.


(v)  Copy of Administration Agreement for The Cash Fund - to be supplied.

(i) Legal Opinion.

(i) Opinion of Brown, Cummins & Brown Co., L.P.A., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 9, is hereby incorporated by reference.

(ii) Opinion of Brown, Cummins & Brown Co., L.P.A., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 29, is hereby incorporated by reference.

(iii) Opinion of Brown, Cummins & Brown Co., L.P.A., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 41, is hereby incorporated by reference.

(iv)     Consent of Brown, Cummins & Brown Co., L.P.A. is filed herewith.

(j)      Other Opinions.

(i)      Consent of McCurdy & Associates CPA's, Inc. is filed herewith.

(ii) Consent of Ernst & Young LLP, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 49, is hereby incorporated by reference.

(k)  Omitted Financial Statements.  None.

(l) Initial Capital Agreements. Copy of Letter of Initial Stockholders, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

(m)   Rule 12b-1 Plan.

(i) Form of Registrant's Rule 12b-1 Service Agreement, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 1, is hereby incorporated by reference.

(ii)  Copy  of  Registrant's  Rule  12b-1   Distribution  Plan  for  the  Austin
Opportunity Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 17, is hereby incorporated by reference.

(iii)  Copy  of  Registrant's  Rule  12b-1   Distribution  Plan  for  the  Texas
Opportunity Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 17, is hereby incorporated by reference.

(iv) Copy of Registrant's Rule 12b-1 Distribution Plan for the U.S. Opportunity Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 17, is hereby incorporated by reference.

(v) Copy of Registrant's Rule 12b-1 Distribution Plan for the Jumper Strategic Advantage Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 24, is hereby incorporated by reference.

(vi) Copy of Registrant's Rule 12b-1 Distribution Plan for the Dobson Covered Call Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 24, is hereby incorporated by reference.

(vii) Copy of Registrant's Rule 12b-1 Distribution Plan for the Ariston Convertible Securities Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 27, is hereby incorporated by reference.

(viii) Copy of Registrant's Rule 12b-1 Distribution Plan for the Leader Converted Mutual Bank Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 27, is hereby incorporated by reference.

(ix) Copy of Registrant's Rule 12b-1 Distribution Plan for the Westcott Technology Fund (f/k/a the Westcott Nothing But Net Fund), which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 28, is hereby incorporated by reference.

(x) Copy of Registrant's Rule 12b-1 Distribution Plan for the Westcott Large-Cap Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 28, is hereby incorporated by reference.

(xi) Copy of Registrant's Rule 12b-1 Distribution Plan for the Westcott Fixed Income Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 28, is hereby incorporated by reference.

(xii) Copy of Registrant's Rule 12b-1 Distribution Plan for the Ariston Internet Convertible Fund which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 41, is hereby incorporated by reference.

(xiii) Copy of Registrant's Rule 12b-1 Distribution Plan for the Florida Street Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 42, is hereby incorporated by reference.

(xiv) Copy of Registrant's Rule 12b-1 Distribution Plan for the Florida Street Bond Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 42, is hereby incorporated by reference.

(xv) Copy of Registrant's Shareholder Servicing Plan for the Florida Street Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 42, is hereby incorporated by reference.

(xvi) Copy of Registrant's Shareholder Servicing Plan for the Florida Street Bond Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 42, is hereby incorporated by reference.

(xvii) Copy of Registrant's Rule 12b-1 Distribution Plan for The Cash Fund - to be supplied.

(xviii) Copy of Registrant's Shareholder Servicing Plan for The Cash Fund - to be supplied.

(n)  Rule 18f-3 Plan.

(i) Rule 18f-3 Plan for the Carl Domino Equity  Income Fund,  which was filed as
an  Exhibit  to  Registrant's   Post-Effective   Amendment  No.  16,  is  hereby
incorporated by reference.

(ii) Rule 18f-3 Plan for the Jumper Strategic Advantage Fund, which was filed as
an  Exhibit  to  Registrant's   Post-Effective   Amendment  No.  21,  is  hereby
incorporated by reference.

(iii) Rule 18f-3 Plan for the Westcott  Funds,  which was filed as an Exhibit to
Registrant's   Post-Effective  Amendment  No.  28,  is  hereby  incorporated  by reference.

(iv) Rule 18f-3 Plan for the Ariston Internet Convertible Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 41, is hereby incorporated by reference.

(v) Rule 18f-3 Plan for the Florida Street Bond Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 42, is hereby incorporated by reference.

(vi) Rule 18f-3 Plan for the Florida Street Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 42, is hereby incorporated by reference.

(o) Reserved.

(p) Codes of Ethics.

(i) Code of Ethics of Registrant, its underwriter and advisers, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 45, is hereby incorporated by reference.

(ii) Code of Ethics of Northern Trust Quantitative Advisors, Inc., advisor to the Carl Domino Equity Income Fund, the Carl Domino Growth Fund and the Carl Domino Global Equity Income Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 47, is hereby incorporated by reference.

(q) Powers of Attorney

(i) Power of Attorney for Registrant and Certificate with respect thereto, which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 5, are hereby incorporated by reference.

(ii) Powers of Attorney for Trustees of the Trust, which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 5, are hereby incorporated by reference.

(iii) Power of Attorney for the President (and a Trustee) of the Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 35, is hereby incorporated by reference.

(iv) Power of Attorney for the Treasurer of the Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 43, is hereby incorporated by reference.

(v) Powers of Attorney for the Trustees of the AMR Investment Services Trust, which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 45, are hereby incorporated by reference.

Item 24. Persons Controlled by or Under Common Control with the Registrant (As of February 14, 2001)

(a) Charles L. Dobson, may be deemed to control the Dobson Covered Call Fund as a result of his beneficial ownership of the Fund (58.17%). Charles L. Dobson controls Dobson Capital Management, Inc. (a California corporation) because he owns 100% of its shares. As a result, Dobson Capital Management, Inc. and the Fund may be deemed to be under the common control of Charles L. Dobson.

(b) Roger E. King may be deemed to control the Fountainhead Kaleidoscope Fund as a result of his beneficial ownership of the Fund (25.49%). Roger E. King controls King Investment Advisors, Inc. (a Texas corporation) because he owns a majority of its shares. As a result, King Investment Advisors, Inc. and the Fund may be deemed to be under the common control of Roger E. King.


(c) Carl J. Domino may be deemed to control the Carl Domino Growth Fund, Carl Domino Global Equity Income Fund and Carl Domino Equity Income Fund (the "Funds") as a result of his beneficial ownership of the Funds (65.88%), (96.86%) and (33.93%), respectively. As a result, the Funds may be deemed to be under the common control of Carl J. Domino.


Item 25.   Indemnification

(a)  Article  VI  of  the   Registrant's   Declaration  of  Trust  provides  for
indemnification of officers and Trustees as follows:

Section 6.4 Indemnification of Trustees, Officers, etc. Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

Section 6.5 Advances of Expenses. The Trust shall advance attorneys' fees or other expenses incurred by a Covered Person in defending a proceeding to the full extent permitted by the Securities Act of 1933, as amended, the 1940 Act, and Ohio Revised Code Chapter 1707, as amended. In the event any of these laws conflict with Ohio Revised Code Section 1701.13(E), as amended, these laws, and not Ohio Revised Code Section 1701.13(E), shall govern.

Section 6.6 Indemnification Not Exclusive, etc. The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, "Covered Person" shall include such person's heirs, executors and administrators. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

The Registrant may not pay for insurance which protects the Trustees and officers against liabilities rising from action involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.

(b) The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its advisors, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

(c)  Pursuant  to  the  Underwriting   Agreement,   the  Trust  shall  indemnify
Underwriter and each of Underwriter's Employees (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while serving as the underwriter for the Trust or as one of Underwriter's Employees, or thereafter, by reason of being or having been the underwriter for the Trust or one of Underwriter's Employees, including but not limited to liabilities arising due to any misrepresentation or misstatement in the Trust's prospectus, other regulatory filings, and amendments thereto, or in other documents originating from the Trust. In no case shall a Covered Person be indemnified against any liability to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of such Covered Person.

(d) Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Ohio law and the Agreement and Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Advisor

A. Northern Trust Quantitative Advisors, Inc., 50 South LaSalle Street, Chicago, Illinois 60675, ("Northern"), Advisor to the Carl Domino Equity Income Fund, the Carl Domino Growth Fund and the Carl Domino Global Equity Income Fund, is a registered investment advisor.

(1) Northern has engaged in no other business during the past two fiscal years.

(2) Information with respect to each officer and director of Northern is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisers Act (File No. 801-33358).

B. King Investment Advisors Inc., 1980 Post Oak Boulevard, Suite 2400, Houston, Texas 77056-3898 ("King "), Advisor to the Fountainhead Special Value Fund and the Fountainhead Kaleidoscope Fund, is a registered investment advisor.

(1)      King has engaged in no other business during the past two fiscal years.

(2)  Information   with  respect  to  each  officer  and  director  of  King  is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisers Act (File No. 801-27224).

C. GLOBALT, Inc., 3060 Peachtree Road, N.W., One Buckhead Plaza, Suite 225, Atlanta, Georgia 30305 ("GLOBALT"), Advisor to GLOBALT Growth Fund, is a registered investment advisor.

(1) GLOBALT has engaged in no other business during the past two fiscal years.

(2) Information with respect to each officer and director of GLOBALT is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisers Act (File No. 801-38123).

D. IMS Capital Management, Inc., 10159 S.E. Sunnyside Road, Suite 330, Portland, Oregon 97015, ("IMS"), Advisor to the IMS Capital Value Fund, is a registered investment advisor.

(1) IMS has engaged in no other business during the past two fiscal years.

(2) Information with respect to each officer and director of IMS is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisers Act (File No. 801-33939).

E. CommonWealth Advisors, Inc., 929 Government Street, Baton Rouge, Louisiana 70802, ("CommonWealth"), Advisor to the Florida Street Bond Fund and the Florida Street Growth Fund, is a registered investment advisor.

(1) CommonWealth has engaged in no other business during the past two fiscal years.

(2) Information with respect to each officer and director of CommonWealth is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisers Act (File No. 801-39749).

F. Corbin & Company, 6300 Ridglea Place, Suite 1111, Fort Worth, Texas 76116, ("Corbin"), Advisor to the Corbin Small-Cap Value Fund, is a registered investment advisor.

(1) Corbin has engaged in no other business during the past two fiscal years.

(2) Information with respect to each officer and director of Corbin is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisers Act (File No. 801-41371).

G. Spectrum Advisory Services, Inc. ("Spectrum"), 1050 Crown Pointe Parkway, Suite 950, Atlanta, Georgia 30338, Advisor to the Marathon Value Portfolio, is a registered investment advisor.

(1) Spectrum has engaged in no other business during the past two fiscal years.

(2) Information with respect to each officer and director of Spectrum is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisers Act (File No. 801-40286).

H. The Jumper Group, Inc., 1 Union Square, Suite 505, Chattanooga, Tennessee 37402, ("Jumper"), Advisor to the Jumper Strategic Advantage Fund, is a registered investment advisor.

(1) Jumper has engaged in no other business during the past two fiscal years.

(2) Information with respect to each officer and director of Jumper is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisers Act (File No. 801-45453).

I. Appalachian Asset Management, Inc., 1018 Kanawha Blvd., East, Suite 209, Charleston, WV 25301 ("AAM"), Advisor to AAM Equity Fund, is a registered investment advisor.

(1) AAM has engaged in no other business during the past two fiscal years.

(2) Information with respect to each officer and director of AAM is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisers Act (File No. 801-41463).

J. Martin Capital Advisors, L.L.P. ("Martin"), 816 Congress Avenue, Suite 1540, Austin, TX 78701 ("Martin"), Advisor to Austin Opportunity Fund, Texas Opportunity Fund, and U.S. Opportunity Fund, is a registered investment advisor.

(1) Martin has engaged in no other business during the past two fiscal years.

(2)  Information   with  respect  to  each  officer  and  member  of  Martin  is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisers Act (File No. 801-55669).

K. Gamble, Jones, Morphy & Bent, Inc., 301 East Colorado Boulevard, Suite 802, Pasadena, California 91101 ("GJMB"), Advisor to the GJMB Fund, is a registered investment advisor.

(1) GJMB has engaged in no other business during the past two fiscal years.

(2)  Information   with  respect  to  each  officer  and  director  of  GJMB  is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisers Act (File No. 801-36855).

L. Dobson Capital Management, Inc., 1422 Van Ness Street, Santa Ana, CA 92707 ("Dobson"), Advisor to the Dobson Covered Call Fund, is a registered investment advisor.

(1) Dobson has engaged in no other business during the past two fiscal years.

(2) Information with respect to each officer and director of Dobson is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisers Act (File No. 801-56099).

M. Auxier Asset Management, LLC, 8050 S.W. Warm Springs, Suite 130, Tualatin, OR 97062 ("Auxier"), Advisor to the Auxier Focus Fund, is registered investment advisor.

(1) Auxier has engaged in no other business during the past two fiscal years.

(2)  Information   with  respect  to  each  officer  and  member  of  Auxier  is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisers Act (File No. 801-55757).

N. Shepherd Advisory Services, Inc., 2505 21st Avenue, Suite 204, Nashville, Tennessee 37212 ("Shepherd"), Advisor to the Shepherd Values Funds, is a registered investment advisor.

(1) Shepherd has engaged in no other business during the past two fiscal years.

(2) Information with respect to each officer and director of Shepherd is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisers Act (File No. 801-38210).

O. Columbia Partners, L.L.C., Investment Management, 1775 Pennsylvania Avenue, N.W., Washington, DC 20006 ("Columbia"), Advisor to the Columbia Partners Equity Fund, is a registered investment advisor.

(1) Columbia has engaged in no other business during the past two fiscal years.

(2) Information with respect to each officer and member of Columbia is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisers Act (File No. 801-50156).

P. Legacy Investment Group, LLC, d/b/a Cash Management Systems, 290 Turnpike Road, #338, Westborough, Massachusetts ("CMS), Advisor to The Cash Fund, is a registered investment advisor.

(1) CMS has engaged in no other business during the past two years.

(2) Information with respect to each officer and member of CMS is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisers Act (File No. 801-56211).

Q. Ariston Capital Management Corporation, 40 Lake Bellevue Drive, Suite 220, Bellevue, Washington 98005 ("Ariston"), Advisor to the Ariston Convertible Securities Fund and the Ariston Internet Convertible Fund, is a registered investment advisor.

(1) Ariston has engaged in no other business during the past two years.

(2) Information with respect to each officer and director of Ariston is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisers Act (File No. 801-13209).

R. Leader Capital Corp., 121 S.W. Morrison St., Ste. 450, Portland, OR 97204 ("Leader"), Advisor to the Leader Converted Mutual Bank Fund, is a registered investment advisor.

(1) Leader has engaged in no other business during the past two fiscal years.

(2) Information with respect to each officer and director of Leader is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisers Act (File No. 801-56684).

S. Aegis Asset Management, Inc. ("Aegis"), 230 Westcott, Suite 1, Houston, Texas 77007, Advisor to the Westcott Technology Fund (f/k/a the Westcott Nothing But Net Fund), Westcott Large-Cap Fund and Westcott Fixed Income Fund, is a registered investment advisor.

(1) Aegis has engaged in no other business during the past two fiscal years.

(2) Information with respect to each officer and director of Aegis is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisers Act (File No. 801-56040).

Item 27.  Principal Underwriters

A. Unified Financial Securities, Inc., 429 North Pennsylvania Street, Indianapolis, IN 46204, is the Registrant's principal underwriter. Kenneth D. Trumpfheller, a registered principal of the underwriter and the President and Secretary and a Trustee of the Registrant. Unified Financial Securities, Inc. is also the underwriter for the AmeriPrime Advisors Trust, Avalon Funds, Inc., Industry Leaders Fund, the Julius Baer Investment Funds, the Kenwood Funds, Labrador Mutual Fund, Lindbergh Funds, The Milestone Funds, Regional Opportunity Fund, The Rockland Fund Trust, Securities Management & Timing Fund, The Sparrow Funds, TANAKA Funds, Threshold Advisor Funds, The Unified Funds, and Valenzuela Capital Trust.

B. Information with respect to each director and officer of Unified Financial Securities, Inc. is incorporated by reference to Schedule A of Form BD filed by it under the Securities Exchange Act of 1934 (File No. 8-23508).

C.       Not applicable.

Item 28.  Location of Accounts and Records

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant's Custodians, Firstar Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202; and UMB Bank, N.A., Securities Administration Dept., 928 Grand Blvd., 10th Floor, Kansas City, MO 64106; and/or transfer and shareholder service agent, Unified Fund Services, Inc., 431 Pennsylvania Street, Indianapolis, IN 46204; and/or administrator, Unified Fund Service, Inc., 1725
E. Southlake Blvd., Southlake, TX 76092.

Item 29.  Management Services
         None.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Cincinnati, State of Ohio, on the 9th day of March, 2001.

                                AmeriPrime Funds

By: _________/S/_______________________
Donald    S. Mendelsohn,
Attorney-in-Fact

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Kenneth D. Trumpfheller,*
President and Trustee

Gary E. Hippensteil,* Trustee                        *By: _______/S/___________
                                                           Donald S. Mendelsohn,
Steve L. Cobb,* Trustee                                       Attorney-in-Fact

Robert A. Chopyak,* Treasurer                                  March 9, 2001
and Chief Financial Officer

                                                            EXHIBIT INDEX

1.  Amendment to Declaration of Trust...........................EX-99.23.a.xviii
2.  Consent of Counsel..........................................EX-99.23.i.iv
3.  Consent of McCurdy & Associates CPA's, Inc..................EX-99.23.j.i